Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 1.4	€ 4.9
Acquisition related costs	€ 0.3	€ 0.3